SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 4)	12 Months Ended
Dec. 31, 2010
Property, plant and equipment
Minimum useful life of property, plant and equipment required for capitalization at historical cost (in years)	1
Mobile telecommunications equipment
Property, plant and equipment
Minimum life of property, plant and equipment (in years)	4
Maximum life of property, plant and equipment (in years)	12
Fixed line telecommunications equipment
Property, plant and equipment
Minimum life of property, plant and equipment (in years)	7
Maximum life of property, plant and equipment (in years)	31
Improvement
Property, plant and equipment
Minimum life of property, plant and equipment (in years)	1
Maximum life of property, plant and equipment (in years)	10
Buildings and constructions
Property, plant and equipment
Minimum life of property, plant and equipment (in years)	20
Maximum life of property, plant and equipment (in years)	94
Other fixed assets
Property, plant and equipment
Minimum life of property, plant and equipment (in years)	3
Maximum life of property, plant and equipment (in years)	25